Note 23 - Interest-bearing Loans and Borrowing - Reconciliation of Liabilities (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
Statement Line Items [Line Items]
Balance, current	R$ 2,738.8
Balance, non-current	2,053.5
Proceeds, current	160.1
Proceeds, non-current	155.2
Payments, current	(2,454.0)
Payments, non-current	0.0
Foreign exchange, current	26.2
Foreign exchange, non-current	32.0
Transfers between current and non-current, current	1,361.7
Transfers between current and non-current	(1,361.7)
New lease agreements, current	41.8
New lease agreements, non-current	1,538.4
Interest on leases	145.3
Payment of lease liabilities, current	(808.5)
Other movements, current	(364.3)
Other movements, non-current	(163.9)
Balance, current	847.1
Balance, non-current	R$ 2,253.5